Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

Note 16 – Leases

The total future minimum lease payments under the non-cancellable operating lease with respect to the offices December 31, 2024 are payable as follows:

12 months ending December 31,
2024	360,581
2025	-
Future minimum operating lease payments	$360,581

Rental expense of the Company for the years ended December 31, 2024, 2023 and 2022 were $360,581, $420,265 and $306,396, respectively.